Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Foreign currency risk management (Detail) (Sell USD / Pay BRL [Member], USD $) In Millions	Dec. 31, 2010
Sell USD / Pay BRL [Member]
Foreign Currency Derivative Contracts [Line Items]
Notional Amount US$ million	$ (8)